COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	99.1%
APARTMENT	10.8%
Apartment Income REIT Corp.		1,532,542	$47,049,039
Camden Property Trust		1,623,197	153,521,972
Essex Property Trust, Inc.		343,230	72,795,651
Mid-America Apartment Communities, Inc.		1,203,626	154,846,485
UDR, Inc.		2,816,713	100,472,153

			528,685,300

DATA CENTERS	11.0%
Digital Realty Trust, Inc.		2,936,366	355,359,013
Equinix, Inc.		255,694	185,700,325

			541,059,338

DIVERSIFIED	1.8%
Jones Lang LaSalle, Inc.(a)		409,731	57,845,822
WP Carey, Inc.		601,948	32,553,348

			90,399,170

FREE STANDING	6.8%
Realty Income Corp.		5,423,721	270,860,627
Spirit Realty Capital, Inc.		1,797,679	60,276,177

			331,136,804

GAMING	0.8%
VICI Properties, Inc.		1,372,692	39,945,337

HEALTH CARE	10.8%
Healthcare Realty Trust, Inc.		6,723,567	102,668,868
Medical Properties Trust, Inc.		5,336,348	29,083,097
Welltower, Inc.		4,867,387	398,736,343

			530,488,308

HOTEL	1.5%
Boyd Gaming Corp.		657,677	40,006,492
Host Hotels & Resorts, Inc.		1,958,428	31,471,938

			71,478,430

INDUSTRIALS	13.9%
Americold Realty Trust, Inc.		5,892,527	179,191,746
BG LLH, LLC (Lineage Logistics)(a)(b)		484,807	48,790,926
Prologis, Inc.		4,032,064	452,437,902

			680,420,574

		Shares	Value
INFRASTRUCTURE	15.6%
American Tower Corp.		2,451,496	$403,148,517
Crown Castle, Inc.		2,040,183	187,758,041
SBA Communications Corp.		873,533	174,855,101

			765,761,659

MANUFACTURED HOME	4.1%
Sun Communities, Inc.		1,719,809	203,522,197

OFFICE	1.8%
Highwoods Properties, Inc.		4,171,233	85,969,112

REGIONAL MALL	6.1%
Simon Property Group, Inc.		2,763,985	298,593,299

SELF STORAGE	3.9%
Extra Space Storage, Inc.		1,154,363	140,347,453
Public Storage		191,678	50,510,987

			190,858,440

SHOPPING CENTER	2.0%
Kimco Realty Corp.		5,661,230	99,581,036

SINGLE FAMILY HOMES	6.5%
American Homes 4 Rent, Class A		1,856,657	62,550,774
Invitation Homes, Inc.		8,055,894	255,291,281

			317,842,055

SPECIALTY	1.2%
Iron Mountain, Inc.		1,004,442	59,714,077

TIMBER	0.5%
Weyerhaeuser Co.		808,950	24,802,407

TOTAL COMMON STOCK (Identified cost—$4,884,360,540)			4,860,257,543

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.29%(c)		41,178,319	41,178,319

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$41,178,319)			41,178,319

		Shares	Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$4,925,538,859)	99.9%		$4,901,435,862
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		4,472,899

NET ASSETS	100.0%		$4,905,908,761

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Restricted security. Aggregate holdings equal 1.0% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $29,791,406. Security value is determined based on significant unobservable inputs (Level 3).

(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock—Real Estate:
Industrials	$631,629,648	$—	$48,790,926	(a)	$680,420,574
Other Industries	4,179,836,969	—	—		4,179,836,969
Short-Term Investments	—	41,178,319	—		41,178,319

Total Investments in Securities(b)	$4,811,466,617	$41,178,319	$48,790,926		$4,901,435,862

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— Real Estate— Industrials
Balance as of December 31, 2022	$45,693,013
Change in unrealized appreciation (depreciation)	3,097,913

Balance as of September 30, 2023	$48,790,926

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2023 which were valued using significant unobservable inputs (Level 3) amounted to $3,097,913.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2023	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock—Real Estate—Industrials	$48,790,926	Market Comparable Companies	Enterprise Value/ EBITDA(b)Multiple	22.1x	Increase

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.